UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: JUNE 30, 2000

Check here if Amendment [  ]; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:     Parker Carlson & Johnson
Address:  120 West Third Street
          Suite 300
          Dayton, OH 45402-1819

13F File Number:  801-17956

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statement and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dayton and State of Ohio on the 14th day of AUGUST, 2000.

Signature:  _________________________
            James M. Johnson,
            Chief Investment Officer


                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Totals: 107

Form 13F Information Table Value Total:      $ 114,247


List of Other Included Managers:

No.  13F File Number          Name
01
02
03

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101     1204    41500 SH       SOLE                    41500
                                                              1531    52800 SH       DEFINED                          52800
America Online Inc             COM              02364J104     3518    66687 SH       SOLE                    66687
                                                              1804    34200 SH       DEFINED                          34200
American Express Co            COM              025816109     1325    25420 SH       SOLE                    25420
                                                              1282    24600 SH       DEFINED                          24600
American Home Prods            COM              026609107     1418    24135 SH       SOLE                    24135
                                                              1880    32000 SH       DEFINED                          32000
American Intl Group            COM              026874107     2028    17259 SH       SOLE                    17259
                                                              1295    11023 SH       DEFINED                          11023
Bank NY Inc                    COM              064057102       76     1637 SH       SOLE                     1637
                                                               558    12000 SH       DEFINED                          12000
Chevron Corporation            COM              166751107      357     4205 SH       SOLE                     4205
                                                               865    10200 SH       DEFINED                          10200
Cisco Systems Co Inc           COM              17275R102     2869    45140 SH       SOLE                    45140
                                                              2701    42500 SH       DEFINED                          42500
Citigroup Inc                  COM              172967101     1858    30831 SH       SOLE                    30831
                                                              2214    36750 SH       DEFINED                          36750
Clorox Co                      COM              189054109      871    19435 SH       SOLE                    19435
                                                              1300    29000 SH       DEFINED                          29000
Comcast Corp                   CL A             200300101      608    15000 SH       DEFINED                          15000
Cooper Cameron Corp            COM              216640102      650     9855 SH       SOLE                     9855
                                                              1188    18000 SH       DEFINED                          18000
Disney Walt Co Hld Co          COM              254687106      941    24240 SH       SOLE                    24240
                                                              1358    35000 SH       DEFINED                          35000
E M C Corp Mass                COM              268648102     2619    34040 SH       SOLE                    34040
                                                              1908    24800 SH       DEFINED                          24800
Enron Corp                     COM              293561106      123     1905 SH       SOLE                     1905
                                                               323     5000 SH       DEFINED                           5000
Exxon Mobil Corp               COM              30231G102     1131    14406 SH       SOLE                    14406
                                                               995    12673 SH       DEFINED                          12673
First Franklin Corp            COM              320272107      146    16212 SH       SOLE                    16212
Firstar Corp                   COM              33763V109      328    15549 SH       SOLE                    15549
Four Season Hotel Inc          LTD VTG SH       35100E104      246     3950 SH       SOLE                     3950
Franklin Res Inc               COM              354613101      455    14990 SH       SOLE                    14990
                                                               729    24000 SH       DEFINED                          24000
General Elec Co                COM              369604103     2675    50480 SH       SOLE                    50480
                                                              2957    55800 SH       DEFINED                          55800
Gillette Co                    COM              375766102      227     6500 SH       SOLE                     6500
                                                               720    20600 SH       DEFINED                          20600
Global Crossing Ltd            COM              g3921a100      307    11655 SH       SOLE                    11655
                                                               424    16100 SH       DEFINED                          16100
Goldman Sachs Grp              COM              38141g104      278     2935 SH       SOLE                     2935
                                                               569     6000 SH       DEFINED                           6000
Home Depot Corp                COM              437076102      668    13385 SH       SOLE                    13385
                                                               509    10200 SH       DEFINED                          10200
Intel Corp                     COM              458140100     1750    13090 SH       SOLE                    13090
                                                              2005    15000 SH       DEFINED                          15000
International Bus Mach         COM              459200101     1843    16819 SH       SOLE                    16819
                                                              1687    15400 SH       DEFINED                          15400
Johnson & Johnson              COM              478160104      280     2750 SH       SOLE                     2750
LSI Logic Corp                 COM              502161102     1348    24900 SH       SOLE                    24900
                                                              1624    30000 SH       DEFINED                          30000
Lilly Eli & Co                 COM              532457108     1669    16708 SH       SOLE                    16708
                                                              1248    12500 SH       DEFINED                          12500
Lucent Technologies            COM              549463107     2650    44728 SH       SOLE                    44728
                                                              1112    18768 SH       DEFINED                          18768
B2B Internet HOLDRs Tr         DEPOSTRY RCPT    056033103      288     7000 SH       SOLE                     7000
                                                               247     6000 SH       DEFINED                           6000
Internet Infrastructr HOLDS TR DEPOSTRY RCPT    46059v104      381     6100 SH       SOLE                     6100
                                                               375     6000 SH       DEFINED                           6000
Merck & Co Inc                 COM              589331107     1312    17120 SH       SOLE                    17120
                                                              1533    20000 SH       DEFINED                          20000
Microsoft Corp                 COM              594918104     1646    20575 SH       SOLE                    20575
                                                              1760    22000 SH       DEFINED                          22000
Motorola Inc                   COM              620076109      288     9915 SH       SOLE                     9915
                                                               523    18000 SH       DEFINED                          18000
Nasdaq 100 Tr Ser I            COM              631100104      280     3010 SH       SOLE                     3010
                                                              1398    15000 SH       DEFINED                          15000
Nextel Communications          CL A             65332v103      445     7280 SH       SOLE                     7280
                                                               616    10060 SH       DEFINED                          10060
Northern Tr Corp               COM              665859104     1297    19929 SH       SOLE                    19929
                                                              1679    25800 SH       DEFINED                          25800
Omnicom Group Inc              COM              681919106      232     2600 SH       SOLE                     2600
Oracle Corp                    COM              68389X105      691     8215 SH       SOLE                     8215
                                                              1093    13000 SH       DEFINED                          13000
Qualcomm Inc                   COM              747525103       33      550 SH       SOLE                      550
                                                               240     4000 SH       DEFINED                           4000
Qwest Communications           COM              749121109      638    12845 SH       SOLE                    12845
                                                               994    20000 SH       DEFINED                          20000
Royal Dutch Pete Co            NY REG GLD1.25   780257804      203     3300 SH       SOLE                     3300
S&P 500 SPDR                   UNIT SER 1       78462F103      853     5870 SH       SOLE                     5870
                                                              3203    22050 SH       DEFINED                          22050
SBC Communications             COM              78387G103      560    12947 SH       SOLE                    12947
                                                               779    18000 SH       DEFINED                          18000
Schwab Charles                 COM              808513105      984    29275 SH       SOLE                    29275
                                                              1516    45075 SH       DEFINED                          45075
Sealed Air Corp                COM              81211K100      893    17050 SH       SOLE                    17050
                                                              1309    25000 SH       DEFINED                          25000
Sprint Corp                    FON GROUP        852061100      924    18126 SH       SOLE                    18126
Sprint Corp                    PCS COM SER1     852061506      634    10650 SH       SOLE                    10650
State Str Corp                 COM              857477103      276     2600 SH       SOLE                     2600
Sun Microsystems Inc           COM              866810104      456     5015 SH       SOLE                     5015
                                                               546     6000 SH       DEFINED                           6000
Sysco Corp                     COM              871829107      261     6200 SH       SOLE                     6200
Texas Instrs Inc               COM              882508104      328     4768 SH       SOLE                     4768
                                                               550     8000 SH       DEFINED                           8000
Tyco Intl Ltd                  COM              902124106     1598    33739 SH       SOLE                    33739
                                                              2179    46000 SH       DEFINED                          46000
United Technologies            COM              913017109      874    14850 SH       SOLE                    14850
                                                               977    16600 SH       DEFINED                          16600
Wal Mart Stores Inc            COM              931142103      352     6115 SH       SOLE                     6115
                                                              1268    22000 SH       DEFINED                          22000
Wells Fargo & Co               COM              949746101      995    25690 SH       SOLE                    25690
                                                               775    20000 SH       DEFINED                          20000
Worldcom Inc                   COM              55268B106      804    17523 SH       SOLE                    17523
                                                               908    19800 SH       DEFINED                          19800